U.S. SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 24F-2
	Annual Notice of Securities Sold
	Pursuant to Rule 24f-2

	Read instructions at end of Form before preparing Form.
	Please print or type.



1.	Name and address of issuer: Prudential Municipal Bond Fund, 100
Mulberry Street, Gateway Center Three, Newark, New Jersey 07102-
4077.

2. 	Name of each series or class of securities for which this Form is filed
(If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

	[X]

3.	Investment Company Act File Number:  811-4930.
Securities Act File Number: 33-10649.

4(a).Last day of fiscal year for which this Form is filed:
April 30, 2002.

	 (b).[ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).[ ] Check box if this is the last time the issuer will be filing this Form

     5.	Calculation of registration fee:

    (i)	Aggregate sale price of securities
sold during the fiscal year pursuant
to section 24(f):				    		$126,684,881

   (ii)	Aggregate price of securities redeemed
or repurchased during the fiscal year:		 $186,906,919

	  (iii)	Aggregate price of securities redeemed
or repurchased during any prior fiscal
year ending no earlier than October 11,
1995 that were not previously used to
reduce registration fees payable to the
Commission:
	$456,213,214

(iv)	Total available redemption credits
			[add Items 5(ii) and 5(iii)]:          		-$643,120,133

(v)	Net sales - If Item 5(i) is greater
			than Item 5(iv) [subtract Item 5(iv)
			from Item 5(i)]:					   $    0

(vi) 	Redemption credits available for use
		   in future years
		   -if Item 5(i) is less than Item 5(iv)
		   [subtract Item 5(iv) from Item (5(i)]:  		$(516,435,252)

(vii) 	Multiplier for determining registration
		   fee (See instruction C.9):			  		 x   .000092

(viii) 	Registration fee due [multiply Item 5(v)
		   by Item 5(vii)] (enter "0" if no fee is
		   due).					 		   =$    0

			6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11 1997, then report the amount of securities (number of shares or other units) deducted
here:         If there is a number of shares or other units that were
registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the
issuer in future fiscal years, then state that number here:             .

	7.	Interest due - if this Form is being filed
	      more than 90 days after the end of the
	      issuer's fiscal year (See Instruction D):+$   0

		8.	Total amount of the registration fee due
			plus any interest due [line 5(viii)plus
		line 7]:
=$   0



		9.	Date the registration fee and any interest payment was
			sent to the Commission's lockbox depository:


			Method of Delivery:

					[ ] Wire Transfer
					[ ] Mail or other means





	SIGNATURES

	This report has been signed below by the following persons on
  	  behalf of the
issuer and in the capacities and on the dates      	  indicated.

	By (Signature and Title)/s/ Deborah A. Docs

						 Secretary

	Date   July, 2002